EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Disclosure of Defined Benefits Plans Explanatory [Text Block]

	December 31, 2018		December 31, 2017
Short term (1)	Ps.	481,320	Ps.	404,292
Post-employment		541,226		604,110
Long term		242,335		229,770
Total	Ps.	1,264,881	Ps.	1,238,172

Disclosure of net defined benefit liability (asset) [text block]

	Post-Employment Benefits						Long-Term Benefits
	December		December		December		December		December		December
	31, 2018		31, 2017		31, 2016		31, 2018		31, 2017		31, 2016
Balance at the beginning of the year	Ps.	604,110	Ps.	509,022	Ps.	436,696	Ps.	229,770	Ps.	191,112	Ps.	206,971
Service costs		13,127		4,425		3,006		21,040		18,201		19,243
Interests cost		36,700		50,826		69,348		13,460		12,889		(20,274)
Gain on settlements		(18,300)		253		—		—		(112)		—
Past Service Costs		(191)		200		—		1,632		(3,961)		—
		635,446		564,726		509,050		265,902		218,129		205,940

Changes in actuarial assumptions from changes in demographic assumptions.		6,136		(8,863)		(1,232)		388		(1,432)		(6,456)
Changes in actuarial assumptions from changes in financial assumptions.		(24,149)		109,095		42,460		11,831		43,870		18,845
		(18,013)		100,232		41,228		12,219		42,438		12,389

Exchange differences		3,502		(982)		6,081		—		—		—
Payments to employees		(79,709)		(59,866)		(47,337)		(35,786)		(30,797)		(27,217)
Balance at the end of the year	Ps.	541,226	Ps.	604,110	Ps.	509,022	Ps.	242,335	Ps.	229,770	Ps.	191,112

Disclosure of Detail Information of Variables Used to Calculate Obligation [Text Block]

	December 31,	December 31,
Post-Employment Benefits	2018	2017
Discount interest rate	7.29%	6.59%
Inflation rate	3.00%	3.50%
Salary growth rate	3.00%	3.50%
Pension growth rate	3.00%	3.50%
Employee turnover rate (between service year 1 and 40 for men and women the following is the turnover rate)	Tabla de Rotación	Tabla de Rotación
	SoA 2003 (1)	SoA 2003 (1)

	December 31,	December 31,
Long-Term Benefits	2018	2017
Discount interest rate	6.75%	6.33%
Inflation rate	3.00%	3.50%
Salary growth rate	3.00%	3.50%
Pension growth rate	N/A	N/A
Employee turnover rate (between service year 1 and 40 for men and women the following is the turnover rate)	Tabla de Rotación	Tabla de Rotación
	SoA 2003 (1)	SoA 2003 (1)
(1)

For those entities where a sufficiently large statistic is not yet available to support the actuarial bases, the SoA2003 table is used as a reference. With this table, the probability of permanence of personnel in the entity is established, modified according to the population factor of each benefit.

Disclosure of sensitivity analysis for actuarial assumptions [text block]

	-0.50 basic points
At December 31, 2018	Post-Employment Benefits		Long-Term Benefits
Discount interest rate	Ps.	559,740	Ps.	247,726
Salaries growth rate		125,140		234,266
Retirement growth rate		392,518		N/A

	+0.50 basic points
At December 31, 2018	Post-Employment Benefits		Long-Term Benefits
Discount interest rate	Ps.	521,812	Ps.	235,544
Salaries growth rate		136,794		249,020
Retirement growth rate		427,272		N/A

Disclosure of information about maturity profile of defined benefit obligation [text block]

		Payments for Post-		Payments for Long-
Year		Employment		term Benefits
2019	Ps.	65,720	Ps.	39,104
2020		56,847		37,042
2021		57,615		32,194
2022		56,990		33,102
2023		54,812		31,944
Years 2024 – 2028		255,125		159,380